CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
REVENUES
Total revenues	$ 4,957		$ 4,393		$ 4,103
EXPENSES
Interest expense	371	[1]	384	[1]	379	[2]
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Less: Net loss attributable to non-controlling interests			2		5
HOST HOTELS & RESORTS, INC.
REVENUES
Rooms	2,995		2,639		2,463
Food and beverage	1,416		1,281		1,225
Other	293		274		308
Owned hotel revenues	4,704		4,194		3,996
Other revenues	253		199		107
Total revenues	4,957		4,393		4,103
EXPENSES
Rooms	823		726		674
Food and beverage	1,053		957		926
Other departmental and support expenses	1,250		1,140		1,089
Management fees	188		170		157
Other property-level expenses	567		486		384
Depreciation and amortization	647		586		608
Corporate and other expenses	111		108		116
Gain on insurance settlement	(2)		(3)
Total operating costs and expenses	4,637		4,170		3,954
OPERATING PROFIT	320		223		149
Interest income	20		8		7
Interest expense	(371)		(384)		(379)
Net gains on property transactions and other	7		1		14
Gain (loss) on foreign currency transactions and derivatives	3		(6)		5
Equity in earnings (losses) of affiliates	4		(1)		(32)
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Benefit for income taxes	1		31		39
LOSS FROM CONTINUING OPERATIONS	(16)		(128)		(197)
Loss from discontinued operations, net of tax			(4)		(61)
NET LOSS	(16)		(132)		(258)
Less: Net loss attributable to non-controlling interests	1		2		6
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	(15)		(130)		(252)
Less: Dividends on preferred stock			(4)		(9)
Issuance costs of redeemed preferred stock			(4)	[3]
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	(15)		(138)		(261)
Basic loss per common share:
Continuing operations	$ (0.02)		$ (0.20)		$ (0.34)
Discontinued operations			$ (0.01)		$ (0.11)
Basic loss per common share	$ (0.02)		$ (0.21)		$ (0.45)
Diluted loss per common share:
Continuing operations	$ (0.02)		$ (0.20)		$ (0.34)
Discontinued operations			$ (0.01)		$ (0.11)
Diluted loss per common share	$ (0.02)		$ (0.21)		$ (0.45)
HOST HOTELS & RESORTS L.P.
REVENUES
Rooms	2,995		2,639		2,463
Food and beverage	1,416		1,281		1,225
Other	293		274		308
Owned hotel revenues	4,704		4,194		3,996
Other revenues	253		199		107
Total revenues	4,957		4,393		4,103
EXPENSES
Rooms	823		726		674
Food and beverage	1,053		957		926
Other departmental and support expenses	1,250		1,140		1,089
Management fees	188		170		157
Other property-level expenses	567		486		384
Depreciation and amortization	647		586		608
Corporate and other expenses	111		108		116
Gain on insurance settlement	(2)		(3)
Total operating costs and expenses	4,637		4,170		3,954
OPERATING PROFIT	320		223		149
Interest income	20		8		7
Interest expense	(371)		(384)		(379)
Net gains on property transactions and other	7		1		14
Gain (loss) on foreign currency transactions and derivatives	3		(6)		5
Equity in earnings (losses) of affiliates	4		(1)		(32)
LOSS BEFORE INCOME TAXES	(17)		(159)		(236)
Benefit for income taxes	1		31		39
LOSS FROM CONTINUING OPERATIONS	(16)		(128)		(197)
Loss from discontinued operations, net of tax			(4)		(61)
NET LOSS	(16)		(132)		(258)
Less: Net loss attributable to non-controlling interests	1				1
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	(15)		(132)		(257)
Less: Distributions on preferred units			(4)		(9)
Issuance costs of redeemed preferred units			(4)	[4]
NET LOSS AVAILABLE TO COMMON UNITHOLDERS	$ (15)		$ (140)		$ (266)
Basic loss per common unit:
Continuing operations	(0.02)		(0.21)		(0.34)
Discontinued operations					(0.10)
Basic loss per common unit	(0.02)		(0.21)		(0.44)
Diluted loss per common unit:
Continuing operations	(0.02)		(0.21)		(0.35)
Discontinued operations					(0.10)
Diluted loss per common unit	(0.02)		(0.21)		(0.45)

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.
[3]	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
[4]	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.